Subsequent Events (Details) (USD $) In Millions, unless otherwise specified	Feb. 28, 2012 Financing [Member]	Feb. 27, 2012 Financing [Member]	Dec. 31, 2011 Corporate Credit Facility [Member]	Mar. 22, 2011 Corporate Credit Facility [Member]	Feb. 28, 2012 Corporate Credit Facility [Member] Financing [Member] Letter of Credit [Member]	Dec. 31, 2011 SunEdison [Member] Construction Financing Revolver [Member]	Sep. 30, 2011 SunEdison [Member] Construction Financing Revolver [Member]	Dec. 31, 2010 SunEdison [Member] Construction Financing Revolver [Member]	Feb. 29, 2012 SunEdison [Member] Construction Financing Revolver [Member] Financing [Member]
Subsequent Event [Line Items]
Debt Instrument, Covenant Compliance, Estimated Minimum Liquidity Covenant First Quarter	$ 450.0	$ 500.0
Debt Instrument, Covenant Compliance, Estimated Minimum Liquidity Covenant Second Quarter	350.0
Debt Instrument, Basis Spread on Variable Rate					0.25%
Line of Credit Facility, Maximum Borrowing Capacity			400.0	400.0			300.0		70.0
Line of Credit Facility, Amount Outstanding			$ 0			$ 77.2		$ 12.6	$ 134.7